Document and Entity Information Document (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 23, 2012	Jul. 02, 2011
Document Information
Entity Registrant Name	NORTEK INC
Entity Central Index Key	0001216596
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		15,132,239
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 370.0